Note 4 - Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Successor		Predecessor
	January 31,		October 31,
	2019		2018
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior secured notes	$-	$-	$167,553	$178,025
Seller notes	-	-	8,292	8,292
Term loans	357,000	346,959	-	-
Capital lease obligations	632	632	653	653

	2018		2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior secured notes	$167,553,000	$178,025,063	$152,553,000	$156,366,825
Seller notes	8,292,050	8,292,050	8,626,150	8,626,150
Capital lease obligations	652,752	652,752	845,791	845,791

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2018	2017
Beginning balance	$968,783	$-
Fair value of contingent earnout liability initially recorded in connection with Camfaud acquisition	-	908,266
Change in fair value of contingent earnout liability included in operating expenses	526,817	-
Change fair value due to foreign currency	(37,523)	60,517
Ending balance	$1,458,077	$968,783